Accrued and Other Liabilities - Changes in Standard Warranty Reserve (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accrued Liabilities and Other Liabilities [Abstract]
Business Combination, Liabilities Arising from Contingencies, Amount Recognized		€ 1,700	€ 0
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance at beginning of year	€ 18,803	41,508
Additions for the year	51,148	23,067
Utilization of the reserve	(32,539)	(37,006)
Release of the reserve	(4,218)	(11,837)
Effect of exchange rates	1,552	3,071
Balance at end of year	€ 36,463	€ 18,803